Guarantees, Commitments, and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantee obligations	$ 12,361	$ 12,112
Guarantee obligations, term	six
Provision for chargebacks, net	$ 11,980	$ 12,020
Percentage of guarantees paid		0.10%
Chargeback expense	103,200	$ 85,500	$ 63,100
Lease cost		5,900	4,200
Sublease income		100	$ 900
Contractual obligation	$ 3,000	$ 3,300
Contractual obligation, term	3 months
Indemnification Agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Guarantor obligations, maximum exposure	$ 50,100,000